JPMorgan Emerging Markets Research Enhanced Equity Fund
Schedule of Portfolio Investments as of July 31, 2026
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 95.9%
Australia — 0.2%
Anglogold Ashanti plc	66	4,974
Brazil — 4.6%
Axia Energia SA	404	4,231
Axia Energia SA (Preference) *	115	1,185
B3 SA - Brasil Bolsa Balcao	2,236	6,938
Banco BTG Pactual SA	286	3,200
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	739	4,017
Embraer SA	55	939
Gerdau SA (Preference)	1,084	5,366
Itau Unibanco Holding SA (Preference)	1,372	11,645
Itausa SA (Preference)	1,825	4,995
Localiza Rent a Car SA	36	269
MercadoLibre, Inc. *	1	1,521
Motiva Infraestrutura de Mobilidade SA	745	2,168
NU Holdings Ltd., Class A *	757	10,851
Petroleo Brasileiro SA (Preference)	2,081	17,830
Porto Seguro SA	205	2,218
Raia Drogasil SA	189	692
Telefonica Brasil SA	255	1,646
TIM SA, ADR	85	1,634
Vale SA, ADR	899	13,533
Vibra Energia SA	346	2,460
		97,338
Chile — 0.1%
Banco Santander Chile, ADR	89	3,094
China — 21.7%
Advanced Micro-Fabrication Equipment, Inc., Class A	80	4,057
Airtac International Group	54	2,191
Alibaba Group Holding Ltd.	2,949	44,921
Anjoy Foods Group Co. Ltd., Class A	73	971
ANTA Sports Products Ltd.	639	6,431
BAIC BluePark New Energy Technology Co. Ltd., Class A *	848	756
Baidu, Inc., Class A *	146	2,026
Bank of China Ltd., Class H	9,543	6,694
Beijing Huafeng Test & Control Technology Co. Ltd., Class A	19	980
BYD Co. Ltd., Class H	753	8,998
Cambricon Technologies Corp. Ltd., Class A	6	970
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	48	698
China Coal Energy Co. Ltd., Class H	727	996
China Construction Bank Corp., Class H	17,484	20,517
China Hongqiao Group Ltd.	1,346	4,235
China International Capital Corp. Ltd., Class H (a)	1,031	2,844
China Jushi Co. Ltd., Class A	99	551
China Life Insurance Co. Ltd., Class H	2,026	7,541
China Mengniu Dairy Co. Ltd.	403	972
China Merchants Bank Co. Ltd., Class A	71	417
China Merchants Bank Co. Ltd., Class H	1,407	9,129
China Minsheng Banking Corp. Ltd., Class H	3,975	1,839
China Nonferrous Mining Corp. Ltd.	854	1,612

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
China — continued
China Pacific Insurance Group Co. Ltd., Class H	1,275	4,977
China Resources Land Ltd.	231	979
China Resources Mixc Lifestyle Services Ltd. (a)	471	2,394
China Shenhua Energy Co. Ltd., Class H	1,093	6,058
China Yangtze Power Co. Ltd., Class A	1,103	4,753
Chuangxin Industries Holdings Ltd.	506	1,077
CITIC Securities Co. Ltd., Class H	1,178	4,111
CMOC Group Ltd., Class H	2,394	5,160
Contemporary Amperex Technology Co. Ltd., Class A	161	9,405
COSCO SHIPPING Holdings Co. Ltd., Class A	919	2,124
ENN Energy Holdings Ltd.	932	5,579
ENN Natural Gas Co. Ltd., Class A	713	1,880
Eoptolink Technology, Inc. Ltd., Class A	54	3,174
Foshan Haitian Flavouring & Food Co. Ltd., Class A	677	3,847
Foxconn Industrial Internet Co. Ltd., Class A	267	2,237
Full Truck Alliance Co. Ltd., ADR	131	1,242
Fuyao Glass Industry Group Co. Ltd., Class H (a)	475	3,593
Geely Automobile Holdings Ltd.	926	2,339
GF Securities Co. Ltd., Class A	682	2,154
Guangdong Haid Group Co. Ltd., Class A	285	2,091
H World Group Ltd.	970	4,121
Haidilao International Holding Ltd. (a)	2,757	4,171
Haier Smart Home Co. Ltd., Class H	728	2,098
Hangzhou Tigermed Consulting Co. Ltd., Class A	346	2,562
Hansoh Pharmaceutical Group Co. Ltd. (a)	462	1,892
Hua Hong Grace Semiconductor Ltd. * (a)	54	880
Huaqin Co. Ltd., Class A	88	1,060
Industrial & Commercial Bank of China Ltd., Class H	9,258	8,856
JD.com, Inc., Class A	250	4,119
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	299	2,393
KE Holdings, Inc., Class A	662	3,715
Kunlun Energy Co. Ltd.	2,212	2,046
Kweichow Moutai Co. Ltd., Class A	22	4,342
Lenovo Group Ltd.	1,298	3,968
Loncin Motor Co. Ltd., Class A	826	1,800
Meituan * (a)	1,049	12,389
Midea Group Co. Ltd., Class A	347	4,503
Montage Technology Co. Ltd., Class A	109	3,315
NAURA Technology Group Co. Ltd., Class A	9	898
NetEase, Inc.	516	13,728
New China Life Insurance Co. Ltd., Class H	139	855
Nongfu Spring Co. Ltd., Class H (a)	360	2,005
PDD Holdings, Inc., ADR *	64	5,645
PetroChina Co. Ltd., Class H	6,471	8,234
Pharmaron Beijing Co. Ltd., Class A	210	1,142
PICC Property & Casualty Co. Ltd., Class H	2,094	4,371
Ping An Insurance Group Co. of China Ltd., Class H	1,724	12,880
Pop Mart International Group Ltd. (a) (b)	18	382
SG Micro Corp., Class A	63	893
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	37	694

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
China — continued
Shengyi Technology Co. Ltd., Class A	41	644
Sungrow Power Supply Co. Ltd., Class A	138	2,113
Suzhou TFC Optical Communication Co. Ltd., Class A	22	550
Tencent Holdings Ltd.	1,145	69,965
Tencent Music Entertainment Group, ADR	89	839
Tianshan Aluminum Group Co. Ltd., Class A	516	1,010
Tingyi Cayman Islands Holding Corp.	973	1,473
Trip.com Group Ltd. *	77	3,608
Weichai Power Co. Ltd., Class H	1,531	6,401
WUS Printed Circuit Kunshan Co. Ltd., Class A	211	3,242
WuXi AppTec Co. Ltd., Class H (a)	332	6,802
XCMG Construction Machinery Co. Ltd., Class A	1,582	2,099
Xiaomi Corp., Class B * (a)	3,613	13,259
XPeng, Inc., Class A *	230	1,493
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co., Class H (a)	62	753
Yum China Holdings, Inc.	154	7,278
Zhongji Innolight Co. Ltd., Class A	11	1,477
Zhuzhou CRRC Times Electric Co. Ltd., Class H	243	1,045
Zijin Mining Group Co. Ltd., Class H	2,536	10,766
ZTO Express Cayman, Inc.	265	6,342
		460,636
Colombia — 0.2%
Grupo Cibest SA, ADR	57	5,285
Greece — 1.2%
Eurobank SA	930	4,808
Hellenic Telecommunications Organization SA	193	4,441
National Bank of Greece SA	430	8,050
Piraeus Bank SA *	632	7,372
		24,671
Guatemala — 0.1%
Millicom International Cellular SA	21	1,977
Hong Kong — 0.2%
Kingboard Laminates Holdings Ltd.	84	312
Prudential plc	119	1,795
Techtronic Industries Co. Ltd.	103	1,730
		3,837
Hungary — 0.6%
MOL Hungarian Oil & Gas plc *	137	1,966
OTP Bank Nyrt.	78	11,548
		13,514
India — 11.3%
Adani Ports & Special Economic Zone Ltd.	55	981
Apollo Hospitals Enterprise Ltd.	49	4,564
Ashok Leyland Ltd.	24	41
Axis Bank Ltd.	755	9,716
Bajaj Auto Ltd.	43	5,239
Bajaj Finance Ltd.	752	8,992

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
India — continued
Bharat Electronics Ltd.	684	2,782
Bharat Heavy Electricals Ltd.	245	1,043
Bharat Petroleum Corp. Ltd.	694	2,318
Bharti Airtel Ltd.	576	11,895
Blue Star Ltd.	58	1,016
Britannia Industries Ltd.	34	1,951
CG Power & Industrial Solutions Ltd.	562	5,088
Cholamandalam Investment and Finance Co. Ltd.	196	3,797
Cipla Ltd.	79	1,216
Coal India Ltd.	262	1,137
Coforge Ltd.	95	1,708
Computer Age Management Services Ltd.	132	1,103
DLF Ltd.	143	988
Dr Reddy's Laboratories Ltd.	514	6,170
Eicher Motors Ltd.	14	1,160
Embassy Office Parks, REIT	140	642
Eternal Ltd. *	334	1,059
Havells India Ltd.	196	2,589
HCL Technologies Ltd.	53	749
HDFC Asset Management Co. Ltd. (a)	84	2,312
HDFC Bank Ltd.	2,338	18,310
HDFC Life Insurance Co. Ltd. (a)	190	1,092
Hindalco Industries Ltd.	736	7,538
Hindustan Petroleum Corp. Ltd.	202	823
ICICI Bank Ltd.	1,189	17,871
ICICI Lombard General Insurance Co. Ltd. (a)	134	2,275
Indian Hotels Co. Ltd. (The)	712	5,513
IndusInd Bank Ltd.	192	2,034
Infosys Ltd., ADR (b)	801	9,633
Kotak Mahindra Bank Ltd.	1,618	6,614
Larsen & Toubro Ltd.	44	1,815
Lupin Ltd.	50	1,270
Mahindra & Mahindra Ltd.	202	7,187
MakeMyTrip Ltd. * (b)	6	324
Marico Ltd.	220	2,009
Maruti Suzuki India Ltd.	33	4,997
Max Financial Services Ltd. *	111	1,743
Max Healthcare Institute Ltd.	129	1,489
National Aluminium Co. Ltd.	368	1,354
NTPC Ltd.	1,824	6,633
Oil & Natural Gas Corp. Ltd.	757	1,928
PB Fintech Ltd. *	58	974
Polycab India Ltd.	42	4,041
Power Grid Corp. of India Ltd.	1,451	4,318
Reliance Industries Ltd.	1,261	17,269
Samvardhana Motherson International Ltd.	675	1,066
SBI Life Insurance Co. Ltd. (a)	156	3,072
State Bank of India	196	2,110
Tata Consultancy Services Ltd.	214	5,303
Tata Power Co. Ltd. (The)	407	1,624

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
India — continued
Tata Steel Ltd.	1,799	3,580
Tech Mahindra Ltd.	138	2,405
Trent Ltd.	123	3,866
Tube Investments of India Ltd.	110	3,184
UltraTech Cement Ltd.	8	955
Varun Beverages Ltd.	635	2,942
Vedanta Ltd.	395	1,096
		240,513
Indonesia — 0.5%
Astra International Tbk. PT	3,278	929
Bank Central Asia Tbk. PT	16,752	5,871
Telkom Indonesia Persero Tbk. PT	19,538	2,853
United Tractors Tbk. PT	597	794
		10,447
Kazakhstan — 0.1%
Kaspi.KZ JSC, ADR (a)	13	1,162
Kuwait — 0.1%
Kuwait Finance House KSCP	497	1,261
Malaysia — 0.4%
Malayan Banking Bhd.	1,994	5,316
Public Bank Bhd.	1,688	2,134
Telekom Malaysia Bhd.	626	1,187
		8,637
Mexico — 2.0%
America Movil SAB de CV (b)	5,331	6,772
Arca Continental SAB de CV	506	5,777
Cemex SAB de CV	5,090	6,037
Grupo Aeroportuario del Sureste SAB de CV, Class B (b)	183	5,049
Grupo Financiero Banorte SAB de CV, Class O	879	10,130
Grupo Mexico SAB de CV	339	4,075
Southern Copper Corp.	3	663
Wal-Mart de Mexico SAB de CV (b)	1,657	4,818
		43,321
Panama — 0.1%
Copa Holdings SA, Class A	14	1,898
Peru — 0.5%
Credicorp Ltd.	27	10,739
Poland — 0.8%
Bank Polska Kasa Opieki SA	35	2,333
KGHM Polska Miedz SA	50	4,139
Powszechna Kasa Oszczednosci Bank Polski SA	179	5,366
Powszechny Zaklad Ubezpieczen SA	257	4,883
		16,721
Qatar — 0.3%
Qatar National Bank QPSC	1,615	7,354

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Russia — 0.0%
Gazprom PJSC ‡ *	4,581	— (c)
GMK Norilskiy Nickel PAO, ADR ‡ *	—	— (c)
GMK Norilskiy Nickel PAO ‡ *	4,097	— (c)
Magnitogorsk Iron & Steel Works PJSC ‡ *	3,146	— (c)
Novatek PJSC ‡ *	165	— (c)
Rosneft Oil Co. PJSC ‡ *	833	— (c)
Sberbank of Russia PJSC ‡ *	3,172	— (c)
Severstal PAO, GDR ‡ * (a)	329	— (c)
		— (c)
Saudi Arabia — 1.9%
Ades Holding Co.	261	1,155
Al Rajhi Bank	761	12,700
Etihad Etisalat Co.	261	4,323
SABIC Agri-Nutrients Co.	57	1,882
Saudi Arabian Oil Co. (a)	712	5,022
Saudi National Bank (The)	884	9,246
Saudi Telecom Co.	453	5,209
		39,537
Singapore — 0.0% ^
Sea Ltd., ADR *	5	515
South Africa — 3.2%
Absa Group Ltd.	379	5,219
Bidvest Group Ltd.	228	3,418
Capitec Bank Holdings Ltd.	15	4,312
Clicks Group Ltd.	152	2,035
FirstRand Ltd.	1,100	6,580
Gold Fields Ltd.	202	6,532
Harmony Gold Mining Co. Ltd.	324	5,108
Impala Platinum Holdings Ltd.	190	2,073
MTN Group Ltd.	549	6,809
Naspers Ltd., Class N	84	4,433
Nedbank Group Ltd.	61	1,030
Sanlam Ltd.	831	4,419
Sasol Ltd. *	263	3,113
Shoprite Holdings Ltd.	340	5,916
Sibanye Stillwater Ltd.	749	1,618
Standard Bank Group Ltd.	219	4,354
Valterra Platinum Ltd.	24	1,835
		68,804
South Korea — 18.8%
Amorepacific Corp.	39	3,490
APR Corp.	12	2,560
Celltrion, Inc.	6	814
DB Insurance Co. Ltd.	14	1,563
Doosan Enerbility Co. Ltd. *	45	2,049
Hana Financial Group, Inc.	71	6,170
Hankook Tire & Technology Co. Ltd.	26	1,232
Hanmi Pharm Co. Ltd.	3	605

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
South Korea — continued
Hanwha Aerospace Co. Ltd.	3	2,105
HD Hyundai Co. Ltd.	18	2,488
HD Hyundai Electric Co. Ltd.	8	3,590
HD Hyundai Heavy Industries Co. Ltd.	5	1,721
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	16	4,179
HL Mando Co. Ltd.	34	1,049
Hugel, Inc. *	11	1,786
Hyosung Heavy Industries Corp.	2	3,221
Hyundai Glovis Co. Ltd.	28	3,860
Hyundai Mobis Co. Ltd.	10	3,281
Hyundai Motor Co.	20	5,427
Hyundai Rotem Co. Ltd.	7	623
JB Financial Group Co. Ltd.	116	2,113
JYP Entertainment Corp.	57	1,705
KakaoBank Corp.	136	2,085
KB Financial Group, Inc.	86	10,057
Kia Corp.	77	6,908
Korea Investment Holdings Co. Ltd.	8	1,110
KT Corp., ADR	94	1,709
LG Chem Ltd.	5	848
LG Corp.	29	2,022
LS Electric Co. Ltd.	13	1,602
POSCO Holdings, Inc.	15	3,346
Samsung Biologics Co. Ltd. * (a)	5	5,654
Samsung C&T Corp.	14	3,231
Samsung Electro-Mechanics Co. Ltd.	8	6,250
Samsung Electronics Co. Ltd.	936	162,853
Samsung Fire & Marine Insurance Co. Ltd.	9	3,791
Samsung SDI Co. Ltd. *	3	825
Shinhan Financial Group Co. Ltd.	104	7,224
SK hynix, Inc.	98	111,805
SK Square Co. Ltd.	10	6,649
SK, Inc.	10	3,689
S-Oil Corp.	21	1,857
		399,146
Taiwan — 24.8%
Accton Technology Corp.	111	7,220
Advantech Co. Ltd.	223	3,798
ASE Technology Holding Co. Ltd.	575	9,811
Asia Vital Components Co. Ltd.	43	3,002
ASPEED Technology, Inc.	7	2,935
Bizlink Holding, Inc.	43	2,768
Cathay Financial Holding Co. Ltd.	2,404	7,482
Chailease Holding Co. Ltd.	931	3,195
Chunghwa Telecom Co. Ltd.	457	1,964
CTBC Financial Holding Co. Ltd.	5,555	11,087
Delta Electronics, Inc.	365	17,936
E.Sun Financial Holding Co. Ltd.	879	1,049
Eclat Textile Co. Ltd.	72	770
Elite Material Co. Ltd.	62	8,843

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Taiwan — continued
eMemory Technology, Inc.	10	764
Eva Airways Corp.	882	1,177
Formosa Chemicals & Fibre Corp.	898	1,564
Fubon Financial Holding Co. Ltd.	649	2,587
Gold Circuit Electronics Ltd.	88	2,101
Hon Hai Precision Industry Co. Ltd.	2,114	16,142
Hon Precision, Inc.	14	2,630
King Yuan Electronics Co. Ltd.	259	1,752
Kinik Co.	90	1,745
Largan Precision Co. Ltd.	36	4,512
Lite-On Technology Corp.	321	2,037
Lotes Co. Ltd. *	39	2,214
MediaTek, Inc.	236	25,102
Mega Financial Holding Co. Ltd.	643	1,054
Nan Ya Plastics Corp.	830	3,944
Nien Made Enterprise Co. Ltd.	184	2,169
Quanta Computer, Inc.	649	5,773
Realtek Semiconductor Corp.	197	4,086
SinoPac Financial Holdings Co. Ltd.	876	1,093
Taiwan Mobile Co. Ltd.	809	2,810
Taiwan Semiconductor Manufacturing Co. Ltd.	4,366	322,909
Unimicron Technology Corp.	123	2,875
Uni-President Enterprises Corp.	655	1,490
United Microelectronics Corp.	1,304	4,880
Vanguard International Semiconductor Corp.	425	1,948
Visual Photonics Epitaxy Co. Ltd.	101	883
Wistron Corp.	691	3,706
Wiwynn Corp.	36	5,928
Yageo Corp.	201	3,028
Yuanta Financial Holding Co. Ltd.	4,523	9,437
Zhen Ding Technology Holding Ltd.	167	2,092
		526,292
Thailand — 0.9%
Bumrungrad Hospital PCL	666	3,732
Delta Electronics Thailand PCL, NVDR	265	2,173
Kasikornbank PCL, NVDR	517	3,773
Krung Thai Bank PCL	946	1,248
PTT Exploration & Production PCL	1,246	5,582
SCB X PCL, NVDR	481	2,199
		18,707
Turkey — 0.2%
BIM Birlesik Magazalar A/S	464	3,808
Turkiye Petrol Rafinerileri A/S	155	965
		4,773
United Arab Emirates — 0.8%
Abu Dhabi Islamic Bank PJSC	749	4,325
ADNOC Drilling Co. PJSC	634	1,007
Americana Restaurants International plc - Foreign Co.	1,845	1,092
Emaar Properties PJSC	964	2,878

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United Arab Emirates — continued
Emirates NBD Bank PJSC	176	1,448
Emirates Telecommunications Group Co. PJSC	942	5,216
		15,966
United States — 0.3%
BeOne Medicines Ltd., Class H *	139	3,433
ExlService Holdings, Inc. *	16	538
Genpact Ltd.	38	1,331
		5,302
Total Common Stocks (Cost $1,236,841)		2,036,421
Short-Term Investments — 1.6%
Investment Companies — 0.8%
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.68% (d) (e) (Cost $16,453)	16,452	16,455
Investment of Cash Collateral from Securities Loaned — 0.8%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.67% (d) (e)(Cost $17,623)	17,623	17,623
Total Short-Term Investments (Cost $34,076)		34,078
Total Investments — 97.5% (Cost $1,270,917)		2,070,499
Other Assets in Excess of Liabilities — 2.5%		52,368
NET ASSETS — 100.0%		2,122,867

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSC	Joint Stock Company
NVDR	Non-Voting Depositary Receipt
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	The security or a portion of this security is on loan at July 31, 2026. The total value of securities on loan at July 31, 2026 is $17,013.
(c)	Value is zero.

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of July 31, 2026.
Summary of Investments by Industry, July 31, 2026
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Semiconductors & Semiconductor Equipment	24.2%
Banks	15.2
Technology Hardware, Storage & Peripherals	9.9
Metals & Mining	4.4
Electronic Equipment, Instruments & Components	3.8
Oil, Gas & Consumable Fuels	3.6
Interactive Media & Services	3.5
Insurance	3.3
Broadline Retail	3.0
Automobiles	2.2
Hotels, Restaurants & Leisure	1.9
Electrical Equipment	1.8
Wireless Telecommunication Services	1.7
Diversified Telecommunication Services	1.2
Capital Markets	1.1
Machinery	1.1
Industrial Conglomerates	1.0
IT Services	1.0
Others (each less than 1.0%)	14.5
Short-Term Investments	1.6
Futures contracts outstanding as of July 31, 2026 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI Emerging Markets Index	174	09/18/2026	USD	14,286	(441)

Abbreviations
MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$4,974	$—	$4,974
Brazil	97,338	—	—	97,338
Chile	3,094	—	—	3,094
China	20,960	439,676	—	460,636
Colombia	5,285	—	—	5,285
Greece	—	24,671	—	24,671
Guatemala	1,977	—	—	1,977
Hong Kong	—	3,837	—	3,837
Hungary	1,966	11,548	—	13,514
India	9,957	230,556	—	240,513
Indonesia	1,723	8,724	—	10,447
Kazakhstan	1,162	—	—	1,162
Kuwait	—	1,261	—	1,261
Malaysia	—	8,637	—	8,637
Mexico	43,321	—	—	43,321
Panama	1,898	—	—	1,898
Peru	10,739	—	—	10,739
Poland	—	16,721	—	16,721
Qatar	—	7,354	—	7,354
Russia	—	—	—(a )	—(a )
Saudi Arabia	10,687	28,850	—	39,537
Singapore	515	—	—	515
South Africa	7,484	61,320	—	68,804
South Korea	1,709	397,437	—	399,146
Taiwan	—	526,292	—	526,292
Thailand	—	18,707	—	18,707
Turkey	—	4,773	—	4,773
United Arab Emirates	—	15,966	—	15,966
United States	1,869	3,433	—	5,302
Total Common Stocks	221,684	1,814,737	— (a)	2,036,421
Short-Term Investments
Investment Companies	16,455	—	—	16,455
Investment of Cash Collateral from Securities Loaned	17,623	—	—	17,623
Total Short-Term Investments	34,078	—	—	34,078
Total Investments in Securities	$255,762	$1,814,737	$— (a)	$2,070,499
Depreciation in Other Financial Instruments
Futures Contracts	$(441)	$—	$—	$(441)

(a)	Value is zero.
There were no significant transfers into or out of level 3 for the period ended July 31, 2026.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2026
Security Description	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2026	Shares at July 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.68% (a) (b)	$—	$413,240	$396,788	$1	$2	$16,455	16,452	$243	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.67% (a) (b)	14,532	80,887	77,796	—	—	17,623	17,623	419	—
Total	$14,532	$494,127	$474,584	$1	$2	$34,078		$662	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2026.